Leases: Right-of-use assets and lease obligations - Summary of Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Lease liabilities [Roll Forward]
Balance at the beginning	$ 17,989	$ 14,243
Additions	41	5,535
Addition through business combination		3,277
Adjustments due to lease modification	(36)	(2,107)
Repayments	(4,072)	(3,407)
Accretion expense	476	442
Terminations	(54)	6
Effects of movements on exchange rates	(13)
Balance at the end	14,331	17,989
Lease Obligations - Current	2,719	3,592
Lease Obligations - Non-current	11,612	14,397
Lease Obligations	$ 14,331	$ 17,989